BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Fixed assets, accumulated depreciation	$ 7,042	$ 3,874
Intangible assets, accumulated amortization	$ 60,023	$ 43,029
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, issued
Preferred stock, outstanding
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	80,000,000	80,000,000
Common stock, shares issued	21,457,419	17,604,465
Common stock, shares outstanding	21,457,419	17,604,465